LEASE (Tables)	12 Months Ended
Dec. 31, 2024
LEASE
Schedule of right of use assets and the amortization

	As of December 31,
	2023	2024
	US$	US$
Right of use assets	34,309	33,766
Less: accumulated amortization	(5,366)	(6,248)
Less: impairment loss	(12,782)	(12,594)
Right of use assets	16,161	14,924

Schedule of supplemental information related to operating leases

	As of December 31,
	2023	2024
	US$	US$
Operating lease right-of-use assets	1,000	427
Operating lease liabilities, current	748	281
Operating lease liabilities, non-current	347	128
Total operating lease liabilities	1,095	409

Schedule of operating lease expense

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Cost of revenues	286	180	84
General and administrative expenses	727	717	117
Selling and marketing expenses	1,046	458	358
Total operating lease expenses	2,059	1,355	559
Short-term lease expenses	679	—	318
Total lease expenses	2,738	1,355	877

Schedule of maturities of the lease liabilities

For the Year Ended December 31	US$
2025	296
2026 and thereafter	130
Total undiscounted lease payments	426
Less: imputed interest	(17)
Present value of lease liabilities balance	409
Amounts due within 12 months	281
Long-term lease liabilities	128